Investment Properties - Schedule of Investment Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment Properties [Line Items]
January 1
Acquisition through business combination (Note)	2,437,957
Depreciation expenses	(1,857)
Exchange difference	(46,236)
December 31	2,389,864
Cost	2,391,690
Accumulated depreciation	(1,826)
December 31	2,389,864
Land [member]
Schedule of Investment Properties [Line Items]
January 1
Acquisition through business combination (Note)	2,212,683
Depreciation expenses
Exchange difference	(41,537)
December 31	2,171,146
Cost	2,171,146
Accumulated depreciation
December 31	2,171,146
Buildings [member]
Schedule of Investment Properties [Line Items]
January 1
Acquisition through business combination (Note)	225,274
Depreciation expenses	(1,857)
Exchange difference	(4,699)
December 31	218,718
Cost	220,544
Accumulated depreciation	(1,826)
December 31	$ 218,718